Retirement Plans - Components of Prepaid (Accrued) Cost (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Domestic Pension Plans [Member]
Defined Benefit Plan, Assets for Plan Benefits [Abstract]
Prepaid pension asset	$ 55,839
Other accrued liabilities	(4,814)	(967)
Other long-term obligations	(1,642)	(7,908)
Components of prepaid (accrued) cost, net	49,383	(8,875)
Foreign Pension Plans [Member]
Defined Benefit Plan, Assets for Plan Benefits [Abstract]
Prepaid pension asset	557
Other accrued liabilities
Other long-term obligations	(1,717)	(2,851)
Components of prepaid (accrued) cost, net	(1,160)	(2,851)
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Assets for Plan Benefits [Abstract]
Other accrued liabilities	(341)	(361)
Other long-term obligations	(4,575)	(5,305)
Components of prepaid (accrued) cost, net	$ (4,916)	$ (5,666)